Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property and Equipment
Property and Equipment

(5)   Property and Equipment

Property and equipment, net consisted of the following:

	September 30,	December 31,
	2023	2022
Laboratory and computer equipment	$384,050	$348,441
Less accumulated depreciation	(231,688)	(139,860)
Total property and equipment, net	$152,362	$208,581

Depreciation expense for the three months ended September 30, 2023 and 2022, was $31,218 and $24,802, respectively, and $91,828 and $69,101, respectively, for the nine months ended September 30, 2023 and 2022.

(5)   Property and Equipment

Property and equipment, net consisted of the following:

	December 31,
	2022	2021
Laboratory and computer equipment	$348,441	$247,522
Less accumulated depreciation	(139,860)	(41,254)
Total property and equipment, net	$208,581	$206,268

Depreciation expense for the years ended December 31, 2022 and 2021, was $98,606 and $42,470, respectively.